Subsequent Events (Details) - shares	12 Months Ended
	Dec. 31, 2021	Jan. 25, 2022
Subsequent events
Subsequent event, description	On January 25, 2022, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 42.0 million common shares between February 1, 2022 and January 31, 2023.
Subsequent Event [Member] | February 1, 2022 - January 31, 2023 [Member]
Subsequent events
NCIB February 1, 2022 - January 31, 2023 (in shares)		42,000,000.0